BUSINESS COMBINATION (Tables)	12 Months Ended
Mar. 31, 2017
Business Combinations [Abstract]
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities was completed during the year ended March 31, 2017. As a result, the allocation of fair value to them based on estimated fair value in this business combination as of the acquisition date and goodwill were recognized as described below.

Acquisition-related costs of ¥282 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2017. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Applied Ceramic Products Group.

May 2, 2016
(Yen in millions)
Cash and cash equivalents	¥501
Trade receivables	940
Inventories	1,330
Others	145

Total current assets	2,916

Property, plant and equipment	3,514
Intangible assets	1,432
Others	1

Total non-current assets	4,947

Total assets	7,863

Trade notes and accounts payable	172
Others	779

Total current liabilities	951

Non-current liabilities	1,111

Total liabilities	2,062

Total identified assets and liabilities	5,801

Purchase price (Cash)	9,046

Goodwill *	¥3,245

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities was completed during the year ended March 31, 2017. As a result, the allocation of fair value to them based on estimated fair value in this business combination as of the acquisition date and goodwill were recognized as described below.

Kyocera’s ratio of voting rights has been 100% since December 6, 2016 and the result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the date. For segment reporting, it is reported in the Information Equipment Group.

December 6, 2016
(Yen in millions)
Cash and cash equivalents	¥829
Trade receivables	2,147
Inventories	1,219
Others	556

Total current assets	4,751

Property, plant and equipment	51
Intangible assets	4,944

Total non-current assets	4,995

Total assets	9,746

Short-term borrowings	39
Trade notes and accounts payable	1,869
Accrued expense	775
Others	1,301

Total current liabilities	3,984

Non-current liabilities	1,042

Total liabilities	5,026

Total identified assets and liabilities	4,720

Purchase price	10,743

Goodwill *	¥6,023

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities was completed during the year ended March 31, 2016. Acquisition-related costs of ¥232 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2016. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Electronic Device Group.

September 4, 2015
(Yen in millions)
Cash and cash equivalents	¥1,976
Trade receivables	5,630
Inventories	5,761
Others	183

Total current assets	13,550

Property, plant and equipment	4,527
Intangible assets	1,760
Others	396

Total non-current assets	6,683

Total assets	20,233

Short-term borrowings	3,722
Current portion of long-term debt	480
Trade notes and accounts payable	3,147
Others	951

Total current liabilities	8,300

Non-current liabilities	5,265

Total liabilities	13,565

Total identified assets and liabilities	6,668

The fair value of business as of September 4, 2015 *[1]	17,274

Goodwill *[2]	¥10,606

*1	The fair value of business as of September 4, 2015 was calculated by multiplying 197 yen which was the price of tender offer for per common share by NIEC’s total number of common shares issued after deducting of the treasury shares.
*2	The total amount of goodwill is not expected to be deductible for tax purposes.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities was completed during the year ended March 31, 2016. Acquisition-related costs of ¥68 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2016. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Information Equipment Group.

October 19, 2015
(Yen in millions)
Cash and cash equivalents	¥204
Trade receivables	1,079
Inventories	762
Others	569

Total current assets	2,614

Property, plant and equipment	222
Intangible assets	2,617
Others	424

Total non-current assets	3,263

Total assets	5,877

Current portion of long-term debt	364
Trade notes and accounts payable	391
Others	284

Total current liabilities	1,039

Deferred income taxes	539
Others	702

Total non-current liabilities	1,241

Total liabilities	2,280

Total identified assets and liabilities	3,597

Purchase price (Cash)	5,733

Goodwill *	¥2,136

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities was completed during the year ended March 31, 2016. Acquisition-related costs of ¥129 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2016. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Information Equipment Group.

November 3, 2015
(Yen in millions)
Cash and cash equivalents	¥60
Trade receivables	190
Others	129

Total current assets	379

Property, plant and equipment	50
Intangible assets	1,113
Others	53

Total non-current assets	1,216

Total assets	1,595

Short-term borrowings	165
Trade notes and accounts payable	42
Unearned income	133
Others	187

Total current liabilities	527

Deferred income taxes	361
Others	32

Total non-current liabilities	393

Total liabilities	920

Total identified assets and liabilities	675

Purchase price	3,727

Goodwill *	¥3,052

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

May 2, 2016
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥1,160
Trademarks	213
Others	59

Total	¥1,432

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

December 6, 2016
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,529
Trademarks	1,163
Others	252

Total	¥4,944

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

September 4, 2015
(Yen in millions)
Intangible assets subject to amortization:
Technologies	¥388
Customer relationships	887
Trademarks	465
Others	20

Total	¥1,760

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

October 19, 2015
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥1,411
Trademarks	748
Others	458

Total	¥2,617

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

November 3, 2015
(Yen in millions)
Intangible assets subject to amortization:
Technologies	¥478
Customer relationships	480
Trademarks	155

Total	¥1,113